JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.7%	Shares	Value
Communications - 2.9%
Alphabet, Inc. - Class A	117,812	$19,539,120

Consumer Discretionary - 9.6%
Amazon.com, Inc. (a)	110,500	20,589,465
Genuine Parts Co.	72,000	10,056,960
Lowe’s Cos., Inc.	50,300	13,623,755
McDonald’s Corp.	42,500	12,941,675
TJX Cos., Inc. (The)	65,485	7,697,107
		64,908,962
Consumer Staples - 8.0%
Coca-Cola Co. (The)	185,020	13,295,537
Estee Lauder Cos., Inc. (The) - Class A	160,000	15,950,400
Hershey Co. (The)	65,600	12,580,768
PepsiCo, Inc.	35,900	6,104,795
Procter & Gamble Co. (The)	36,690	6,354,708
		54,286,208
Energy - 5.9%
Chevron Corp.	133,410	19,647,291
Williams Cos., Inc. (The)	441,800	20,168,170
		39,815,461
Financials - 15.2%
American Financial Group, Inc.	103,400	13,917,640
Axis Capital Holdings Ltd.	176,450	14,047,185
Everest Group Ltd.	34,200	13,400,586
First Horizon National Corp.	865,750	13,445,097
Marsh & McLennan Cos., Inc.	61,600	13,742,344
Nasdaq, Inc.	284,300	20,756,743
Willis Towers Watson plc	44,870	13,215,561
		102,525,156
Health Care - 14.3%
Abbott Laboratories	117,218	13,364,024
Cencora, Inc.	56,900	12,807,052
Danaher Corp.	75,343	20,946,861
Medtronic plc	108,836	9,798,505
Stryker Corp.	37,000	13,366,620

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.7% (Continued)	Shares	Value
Health Care - 14.3% (Continued)
UnitedHealth Group, Inc.	33,550	$19,616,014
Zoetis, Inc.	32,892	6,426,439
		96,325,515
Industrials - 14.4%
Amphenol Corp. - Class A	94,000	6,125,040
Honeywell International, Inc.	53,350	11,027,979
IDEX Corp.	63,000	13,513,500
Illinois Tool Works, Inc.	52,000	13,627,640
Nordson Corp.	46,300	12,159,769
Northrop Grumman Corp.	27,000	14,257,890
nVent Electric plc	203,000	14,262,780
Waste Management, Inc.	60,500	12,559,800
		97,534,398
Technology - 22.8%
Accenture plc - Class A	63,090	22,301,053
Adobe, Inc. (a)	23,760	12,302,453
Analog Devices, Inc.	59,200	13,626,064
Apple, Inc.	61,760	14,390,080
ASML Holding N.V.	16,100	13,415,325
Intuit, Inc.	10,250	6,365,250
Mastercard, Inc. - Class A	26,450	13,061,010
Microsoft Corp.	53,460	23,003,838
Roper Technologies, Inc.	26,000	14,467,440
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,000	6,946,800
Visa, Inc. - Class A	50,600	13,912,470
		153,791,783
Utilities - 6.6%
Alliant Energy Corp.	352,910	21,418,108
American Electric Power Co., Inc.	227,600	23,351,760
		44,769,868

Total Common Stocks (Cost $456,146,718)		$673,496,471

JOHNSON EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (b) (Cost $1,975,134)	1,975,134	$1,975,134

Investments at Value - 100.0% (Cost $458,121,852)		$675,471,605

Other Assets in Excess of Liabilities - 0.0% (c)		95,564

Net Assets - 100.0%		$675,567,169

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

(c)	Percentage rounds to less than 0.1%.

ADR	- American Depositary Receipt

N.V.	- Naamloze Vennootschap

plc	- Public Limited Company

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 99.1%	Shares	Value
Communications - 1.4%
New York Times Co. (The) - Class A	44,300	$2,466,181

Consumer Discretionary - 9.9%
Beacon Roofing Supply, Inc. (a)	15,500	1,339,665
Floor & Decor Holdings, Inc. - Class A (a)	18,100	2,247,477
LKQ Corp.	49,100	1,960,072
Ralph Lauren Corp.	9,500	1,841,765
Rush Enterprises, Inc. - Class A	38,100	2,012,823
Skechers U.S.A., Inc. - Class A (a)	23,200	1,552,544
Steven Madden Ltd.	42,300	2,072,277
Texas Roadhouse, Inc.	11,900	2,101,540
Williams-Sonoma, Inc.	12,600	1,951,992
		17,080,155
Consumer Staples - 2.3%
BJ’s Wholesale Club Holdings, Inc. (a)	22,400	1,847,552
Coca-Cola Consolidated, Inc.	1,600	2,106,240
		3,953,792
Energy - 2.9%
DT Midstream, Inc.	25,000	1,966,500
World Kinect Corp.	99,200	3,066,272
		5,032,772
Financials - 13.2%
American Financial Group, Inc.	21,400	2,880,440
Arrow Financial Corp.	35,597	1,020,210
Axis Capital Holdings Ltd.	43,700	3,478,957
Diamond Hill Investment Group, Inc.	7,900	1,276,719
East West Bancorp, Inc.	28,700	2,374,638
Everest Group Ltd.	6,800	2,664,444
SEI Investments Co.	26,000	1,798,940
UMB Financial Corp.	19,300	2,028,623
Webster Financial Corp.	41,000	1,911,010
Wintrust Financial Corp.	30,300	3,288,459
		22,722,440
Health Care - 10.9%
Charles River Laboratories International, Inc. (a)	11,400	2,245,458

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Health Care - 10.9% (Continued)
Chemed Corp.	5,000	$3,004,850
Jazz Pharmaceuticals plc (a)	18,900	2,105,649
LeMaitre Vascular, Inc.	17,900	1,662,731
Option Care Health, Inc. (a)	80,900	2,532,170
Quest Diagnostics, Inc.	10,600	1,645,650
Repligen Corp. (a)	9,900	1,473,318
U.S. Physical Therapy, Inc.	19,400	1,641,822
Universal Health Services, Inc. - Class B	10,200	2,335,902
		18,647,550
Industrials - 17.2%
A.O. Smith Corp.	36,800	3,305,744
Allison Transmission Holdings, Inc.	24,500	2,353,715
AMN Healthcare Services, Inc. (a)	19,700	835,083
Applied Industrial Technologies, Inc.	14,700	3,280,011
Comfort Systems USA, Inc.	3,700	1,444,295
Core & Main, Inc. - Class A (a)	31,900	1,416,360
Donaldson Co., Inc.	29,100	2,144,670
Gorman-Rupp Co. (The)	50,500	1,966,975
IDEX Corp.	10,900	2,338,050
Littelfuse, Inc.	8,900	2,360,725
LSI Industries, Inc.	105,300	1,700,595
Nordson Corp.	9,300	2,442,459
nVent Electric plc	31,200	2,192,112
Watts Water Technologies, Inc. - Class A	8,400	1,740,396
		29,521,190
Materials - 8.8%
Avery Dennison Corp.	13,900	3,068,564
H.B. Fuller Co.	36,600	2,905,308
Hawkins, Inc.	27,000	3,441,690
Reliance, Inc.	8,000	2,313,680
RPM International, Inc.	15,600	1,887,600
UFP Industries, Inc.	11,700	1,535,157
		15,151,999
Real Estate - 5.9%
Americold Realty Trust, Inc.	88,200	2,493,414
Equity LifeStyle Properties, Inc.	13,000	927,420

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 99.1% (Continued)	Shares	Value
Real Estate - 5.9% (Continued)
Jones Lang LaSalle, Inc. (a)	11,200	$3,021,872
NNN REIT, Inc.	46,900	2,274,181
STAG Industrial, Inc.	37,400	1,461,966
		10,178,853
Technology - 22.7%
Amdocs Ltd.	23,600	2,064,528
Bentley Systems, Inc. - Class B	54,000	2,743,740
Blackbaud, Inc. (a)	23,800	2,015,384
CACI International, Inc. - Class A (a)	5,400	2,724,624
DoubleVerify Holdings, Inc. (a)	62,600	1,054,184
Dynatrace, Inc. (a)	57,800	3,090,566
Genpact Ltd.	72,500	2,842,725
Globant S.A. (a)	11,500	2,278,610
ICF International, Inc.	8,700	1,451,073
Jack Henry & Associates, Inc.	14,100	2,489,214
Leidos Holdings, Inc.	16,200	2,640,600
MAXIMUS, Inc.	28,100	2,617,796
Paylocity Holding Corp. (a)	6,900	1,138,293
PTC, Inc. (a)	7,100	1,282,686
Sapiens International Corp. N.V.	43,800	1,632,426
TD SYNNEX Corp.	17,000	2,041,360
Tyler Technologies, Inc. (a)	4,350	2,539,182
WEX, Inc. (a)	4,900	1,027,677
Zebra Technologies Corp. - Class A (a)	3,700	1,370,184
		39,044,852
Utilities - 3.9%
Atmos Energy Corp.	14,500	2,011,295
Portland General Electric Co.	32,200	1,542,380
Unitil Corp.	50,600	3,065,348
		6,619,023

Total Common Stocks (Cost $128,715,818)		$170,418,807

JOHNSON OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.8%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (b) (Cost $1,451,400)	1,451,400	$1,451,400

Investments at Value - 99.9% (Cost $130,167,218)		$171,870,207

Other Assets in Excess of Liabilities - 0.1%		184,355

Net Assets - 100.0%		$172,054,562

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

N.V.	- Naamloze Vennootschap

plc	- Public Limited Company

S.A.	- Societe Anonyme

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

COMMON STOCKS - 98.1%	Shares	Value
Communications - 8.5%
Baidu, Inc. - ADR (a)	1,800	$189,522
Deutsche Telekom AG - ADR	7,100	208,953
Orange S.A. - ADR	7,500	86,100
PDLT, Inc. - ADR	14,100	379,008
Publicis Groupe S.A. - ADR	16,400	448,704
SK Telecom Co. Ltd. - ADR	4,600	109,342
Tencent Holdings Ltd. - ADR	10,400	576,160
WPP plc - ADR	1,800	92,088
		2,089,877
Consumer Discretionary - 8.2%
Alibaba Group Holding Ltd. - ADR	2,000	212,240
Bridgestone Corp. - ADR	8,200	157,932
Bunzl plc - ADR	7,700	365,134
CIE Financiere Richemont S.A. - ADR	22,000	347,820
Honda Motor Co. Ltd. - ADR	5,500	174,515
JD.com, Inc. - ADR	1,700	68,000
Magna International, Inc.	6,000	246,240
Mercedes-Benz Group AG	3,600	232,974
Toyota Motor Corp. - ADR	1,100	196,427
		2,001,282
Consumer Staples - 8.1%
ITOCHU Corp. - ADR	3,700	398,305
L’Oreal S.A. - ADR	2,100	188,496
Nestlé S.A. - ADR	2,800	281,876
Reckitt Benckiser Group plc - ADR	5,900	72,983
Shoprite Holdings Ltd. - ADR	26,600	458,278
Unilever plc - ADR	3,800	246,848
Wal-Mart de Mexico S.A.B. de C.V. - ADR	10,600	321,180
		1,967,966
Energy - 2.9%
BP plc - ADR	4,000	125,560
Gazprom PJSC - ADR (a)(b)	14,000	140
Shell plc - ADR	4,600	303,370
TotalEnergies SE - ADR	2,352	151,986

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Energy - 2.9% (Continued)
Woodside Energy Group Ltd. - ADR	7,599	$131,007
		712,063
Financials - 20.6%
Admiral Group plc - ADR	8,200	306,475
Allianz SE - ADR	10,700	351,174
Banco Santander S.A. - ADR	37,155	189,491
Bank of Montreal	1,240	111,848
Barclays plc - ADR	15,000	182,250
BNP Paribas S.A. - ADR	6,100	209,413
China Construction Bank Corp. - ADR	23,000	340,630
Commonwealth Bank of Australia - ADR	1,700	159,018
Deutsche Boerse AG - ADR	7,000	164,010
ICICI Bank Ltd. - ADR	4,300	128,355
Industrial & Commercial Bank of China Ltd. - ADR	33,800	394,784
KB Financial Group, Inc. - ADR	2,400	148,200
Manulife Financial Corp.	7,720	228,126
Mitsubishi UFJ Financial Group, Inc. - ADR	40,000	407,200
ORIX Corp. - ADR	1,650	191,483
Royal Bank of Canada	1,900	236,987
Sumitomo Mitsui Financial Group, Inc. - ADR	34,400	434,472
Tokio Marine Holdings, Inc. - ADR	12,300	450,795
Toronto-Dominion Bank (The)	2,700	170,802
United Overseas Bank Ltd. - ADR	2,500	124,450
Zurich Insurance Group AG - ADR	3,880	117,060
		5,047,023
Health Care - 8.2%
Astellas Pharma, Inc. - ADR	10,300	117,935
Bayer AG - ADR	10,700	90,629
Dr. Reddy’s Laboratories Ltd. - ADR	4,500	357,525
Novartis AG - ADR	2,480	285,250
Novo Nordisk A/S - ADR	3,200	381,024
Roche Holding AG - ADR	13,000	519,349
Sanofi S.A. - ADR	2,000	115,260
Takeda Pharmaceutical Co. Ltd. - ADR	9,340	132,815
		1,999,787

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Industrials - 7.3%
ABB Ltd. - ADR	2,900	$167,968
Atlas Copco AB - ADR	24,500	474,320
BAE Systems plc - ADR	3,800	252,130
Schneider Electric SE - ADR	9,900	522,027
Sensata Technologies Holding plc	2,200	78,892
Siemens AG - ADR	2,900	293,045
		1,788,382
Materials - 9.9%
Air Liquide S.A. - ADR	5,527	213,619
BASF SE - ADR	7,400	97,606
BHP Group Ltd. - ADR	7,400	459,613
Cemex S.A.B. de C.V. - ADR	30,300	184,830
Companhia Siderurgica Nacional S.A. - ADR	57,100	136,469
Fortescue Ltd. - ADR	3,300	92,697
Nitto Denko Corp. - ADR	9,000	405,450
POSCO Holdings, Inc. - ADR	4,200	293,958
Rio Tinto plc - ADR	3,070	218,492
Vale S.A. - ADR	27,800	324,704
		2,427,438
Real Estate - 1.5%
Sun Hung Kai Properties Ltd. - ADR	34,700	376,842

Technology - 19.0%
ASML Holding N.V.	500	416,625
Capgemini SE - ADR	4,000	172,880
CGI, Inc. (a)	4,300	494,328
Infosys Ltd. - ADR	20,800	463,216
Lenovo Group Ltd. - ADR	17,900	479,720
Open Text Corp.	11,500	382,720
PDD Holdings, Inc. (a)	3,300	444,873
RELX plc - ADR	2,500	118,650
SAP SE - ADR	1,300	297,830
Sony Group Corp. - ADR	4,500	434,565
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,700	468,909
United Microelectronics Corp. - ADR	55,700	468,994
		4,643,310

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.1% (Continued)	Shares	Value
Utilities - 3.9%
Enel S.p.A. - ADR	33,700	$268,252
Iberdrola S.A. - ADR	6,300	390,537
National Grid plc - ADR	1,629	113,492
SSE plc - ADR	6,900	177,606
		949,887

Total Common Stocks (Cost $15,879,023)		$24,003,857

PREFERRED STOCKS - 0.7%	Shares	Value
Financials - 0.7%
Itau Unibanco Holding S.A. - ADR (Cost $129,573)	24,800	$164,920

JOHNSON INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.9%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (c) (Cost $215,323)	215,323	$215,323

Investments at Value - 99.7% (Cost $16,223,919)		$24,384,100

Other Assets in Excess of Liabilities - 0.3%		80,550

Net Assets - 100.0%		$24,464,650

(a)	Non-income producing security.

(b)	This security is currently restricted from trading and is valued using Level 3 inputs as of September 30, 2024. The total fair value of Level 3 securities as of September 30, 2024 is $140.

(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

A/S	- Aktieselskab

AB	- Aktiebolag

ADR	- American Depositary Receipt

AG	- Aktiengesellschaft

N.V.	- Naamloze Vennootschap

PJSC	- Public Joint-Stock Company

plc	- Public Limited Company

S.A.	- Societe Anonyme

S.A.B. de C.V.	- Sociedad Anonima Bursatil de Capital Variable

SE	- Societe Europaea

S.p.A.	- Societa per azioni

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 60.8%	Coupon	Maturity	Par Value	Value
Finance - 29.0%
Allstate Corp.	0.750%	12/15/25	$4,382,000	$4,200,326
American Express Co.	1.650%	11/04/26	4,435,000	4,217,281
AON plc	3.875%	12/15/25	3,999,000	3,984,005
Bank of America Corp., Series L	3.875%	08/01/25	4,599,000	4,581,740
Branch Banking & Trust Co.	3.625%	09/16/25	4,540,000	4,490,536
Chubb INA Holdings, Inc.	3.350%	05/03/26	5,559,000	5,493,587
Essex Portfolio, L.P.	3.500%	04/01/25	3,435,000	3,409,007
Essex Portfolio, L.P.	3.375%	04/15/26	915,000	900,161
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,895,000	4,139,137
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	4,050,000	4,031,209
Huntington Bancshares, Inc.	4.443%	08/04/28	1,000,000	1,001,791
Huntington Bancshares, Inc.	6.208%	08/21/29	3,140,000	3,321,546
JPMorgan Chase & Co.	3.540%	05/01/28	2,795,000	2,744,809
JPMorgan Chase & Co.	2.182%	06/01/28	2,935,000	2,783,165
KeyCorp, Series O	4.150%	10/29/25	4,562,000	4,535,764
Marsh & McLennan Co., Inc.	3.500%	03/10/25	765,000	760,354
Morgan Stanley, Series F	3.700%	10/23/24	200,000	199,803
Morgan Stanley, Series F	4.000%	07/23/25	4,200,000	4,184,875
Morgan Stanley	3.591%	07/22/28	1,100,000	1,077,490
National Retail Properties, Inc.	4.000%	11/15/25	4,120,000	4,093,123
PNC Financial Services Group, Inc. (The)	5.300%	01/21/28	4,010,000	4,101,834
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	1,195,000	1,186,809
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,007,367
Truist Financial Corp., Series H	3.875%	03/19/29	1,000,000	975,631
U.S. Bancorp, Series MTN	3.100%	04/27/26	4,790,000	4,703,280
U.S. Bancorp, Series Y	3.000%	07/30/29	900,000	845,348
Wells Fargo & Co., Series N	3.550%	09/29/25	830,000	823,070
Wells Fargo & Co., Series M	4.100%	06/03/26	3,530,000	3,517,575
				82,310,623
Industrials - 19.4%
Becton Dickinson and Co.	3.734%	12/15/24	2,269,000	2,260,894
Burlington Northern Santa Fe, LLC	3.650%	09/01/25	3,970,000	3,949,325
Cisco Systems, Inc.	4.800%	02/26/27	3,140,000	3,209,311
CVS Health Corp.	3.875%	07/20/25	4,100,000	4,070,887
Dover Corp.	3.150%	11/15/25	4,515,000	4,449,299

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 60.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 19.4% (Continued)
Enterprise Products Operating, LLC	3.750%	02/15/25	$500,000	$497,845
Home Depot, Inc. (The)	5.150%	06/25/26	3,500,000	3,571,509
Johnson Controls International plc	3.900%	02/14/26	4,260,000	4,229,749
MPLX, L.P.	4.875%	12/01/24	3,505,000	3,500,945
Norfolk Southern Corp.	5.590%	05/17/25	1,280,000	1,285,039
Norfolk Southern Corp.	3.650%	08/01/25	3,300,000	3,274,881
Parker-Hannifin Corp.	4.250%	09/15/27	4,105,000	4,118,664
Roper Technologies, Inc.	1.000%	09/15/25	4,343,000	4,205,559
Starbucks Corp.	4.850%	02/08/27	3,870,000	3,931,950
Verizon Communications, Inc.	1.450%	03/20/26	3,415,000	3,276,104
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	932,917
Xylem, Inc.	3.250%	11/01/26	3,075,000	3,012,837
Xylem, Inc.	1.950%	01/30/28	1,200,000	1,113,942
				54,891,657
Utilities - 12.4%
Berkshire Hathaway, Inc.	3.500%	02/01/25	1,300,000	1,292,934
Berkshire Hathaway, Inc.	3.250%	04/15/28	743,000	723,108
Duke Energy Corp.	2.650%	09/01/26	4,610,000	4,485,241
Emerson Electric Co.	2.000%	12/21/28	4,500,000	4,154,770
Eversource Energy, Series H	3.150%	01/15/25	1,495,000	1,485,781
Eversource Energy, Series AA	4.750%	05/15/26	1,225,000	1,232,570
Eversource Energy, Series U	1.400%	08/15/26	1,685,000	1,595,834
Florida Power & Light Co.	4.400%	05/15/28	4,370,000	4,420,400
Interstate Power & Light Co.	3.250%	12/01/24	1,910,000	1,902,993
Interstate Power & Light Co.	3.400%	08/15/25	2,895,000	2,867,439
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,875,000	1,860,548
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	1,121,000	1,108,656
Virginia Electric & Power Co., Series A	3.800%	04/01/28	3,585,000	3,551,086
Xcel Energy, Inc.	3.300%	06/01/25	4,610,000	4,560,945
				35,242,305

Total Corporate Bonds (Cost $172,159,431)				$172,444,585

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.7%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.2%
FHLMC, Pool #J1-2635	4.000%	07/01/25	$4,219	$4,197
FHLMC, Series 4287, Class AB	2.000%	12/15/26	124,787	120,465
FHLMC, Pool #J3-2364	2.500%	11/01/28	541,956	529,421
FHLMC, Pool #ZS-7207	3.500%	07/01/30	522,020	516,308
FHLMC, Pool #G1-8642	3.500%	04/01/32	556,750	548,894
FHLMC, Pool #ZT-1964	3.500%	06/01/32	1,217,071	1,198,843
FHLMC, Pool #G1-6330	3.500%	08/01/32	581,310	574,206
FHLMC, Pool #SB-0380	3.500%	02/01/34	625,000	616,364
FHLMC, Series 5050, Class BG	1.000%	01/15/41	648,650	591,291
FHLMC, Series 5902, Class XC	1.500%	01/15/41	1,612,665	1,422,504
FHLMC, Series 4009, Class PA	2.000%	06/15/41	179,961	173,355
FHLMC, Series 4709, Class EA	3.000%	01/15/46	603,451	583,657
FHLMC, Series 5301, Class ED	5.000%	04/01/53	5,093,106	5,091,166
				11,970,671
Federal National Mortgage Association - 9.5%
FNMA, Pool #AN2351	2.150%	09/01/26	2,000,000	1,931,284
FNMA, Pool #AT2060	2.500%	04/01/28	490,938	479,727
FNMA, Pool #AL9230	3.500%	12/01/29	460,062	455,272
FNMA, Pool #FM1536	2.500%	11/01/30	186,051	182,127
FNMA, Pool #MA4424	1.500%	09/01/31	905,713	845,357
FNMA, Pool #MA1106	3.000%	07/01/32	1,528,068	1,482,471
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	422,562	397,651
FNMA, Pool #FM2287	4.500%	03/01/34	489,101	496,084
FNMA, Pool #FM2989	3.000%	09/01/34	728,652	708,905
FNMA, Pool #AL7077	4.000%	07/01/35	815,480	810,074
FNMA, Pool #833200	5.500%	09/01/35	193,288	201,314
FNMA, Pool #CA7891	1.500%	11/01/35	4,279,677	3,880,861
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,595,502	1,496,201
FNMA, Pool #MA4330	2.500%	05/01/36	2,943,148	2,767,512
FNMA, Series FM8444	2.000%	06/01/36	2,103,928	1,939,437
FNMA, Pool #FM2293	4.000%	09/01/36	1,490,981	1,480,555
FNMA, Pool #FS6096	2.000%	03/01/37	3,934,330	3,629,626
FNMA, Pool #FM7224	4.500%	11/01/38	730,155	735,858
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	14,307	14,600
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	37,932	36,997

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.7% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 9.5% (Continued)
FNMA, Series 2015-28, Class P	2.500%	05/25/45	$1,880,097	$1,762,225
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	1,465,255	1,148,208
				26,882,346
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	576	576
GNMA, Pool #728920	4.000%	12/15/24	1,302	1,298
				1,874

Total Collateralized Mortgage Obligations (Cost $40,294,406)				$38,854,891

MUNICIPAL BONDS - 0.2%	Coupon	Maturity	Par Value	Value
Franklin County Ohio Convention Facilities, Series 2020 B (Cost $550,000)	1.155%	12/01/24	$550,000	$546,490

U.S. GOVERNMENT & AGENCIES - 3.5%	Coupon	Maturity	Par Value	Value
Federal Farm Credit Bank - 0.7%
FFCB	4.750%	10/13/27	$2,000,000	$2,061,520

Federal Home Loan Bank - 1.9%
FHLB	1.375%	08/26/26	4,100,000	3,910,422
FHLB	1.375%	09/29/26	1,600,000	1,524,052
				5,434,474
Federal National Mortgage Association - 0.9%
FNMA	4.800%	05/08/29	2,550,000	2,547,693

Total U.S. Government & Agencies (Cost $10,222,101)				$10,043,687

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 17.7%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 17.7%
U.S. Treasury Notes (c)	2.000%	08/15/25	$5,800,000	$5,697,820
U.S. Treasury Notes	2.750%	07/31/27	2,385,000	2,331,896
U.S. Treasury Notes (c)	2.750%	02/15/28	12,210,000	11,887,580
U.S. Treasury Notes	2.875%	05/15/28	10,535,000	10,283,148
U.S. Treasury Notes	3.125%	11/15/28	11,590,000	11,388,080
U.S. Treasury Notes	2.625%	02/15/29	5,875,000	5,648,721
U.S. Treasury Notes	2.375%	05/15/29	3,000,000	2,846,953
Total U.S. Treasury Obligations (Cost $49,336,303)				$50,084,198

MONEY MARKET FUNDS - 3.0%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (d) (Cost $8,433,448)	8,433,448	$8,433,448

Investments at Value - 98.9% (Cost $280,995,689)		$280,407,299

Other Assets in Excess of Liabilities - 1.1%		3,153,409

Net Assets - 100.0%		$283,560,708

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.

(b)	Percentage rounds to less than 0.1%.

(c)	All or a portion of the security is segregated as collateral on futures contracts. The total fair value of collateral as of September 30, 2024 is $17,585,400.

(d)	The rate shown is the 7-day effective yield as of September 30, 2024.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,007,367 as of September 30, 2024, representing 0.7% of net assets.

plc	- Public Limited Company

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON ENHANCED RETURN FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Appreciation
Index Futures
E-MINI S&P 500 Future	971	12/23/2024	$275,280,303	$282,281,838	$7,001,535

The average monthly notional value of futures contracts during the nine months ended September 30, 2024 was $267,810,801.

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 43.4%	Coupon	Maturity	Par Value	Value
Finance - 17.5%
Allstate Corp. (The)	5.250%	03/30/33	$29,000,000	$30,240,173
American Express Co.	1.650%	11/04/26	2,870,000	2,729,109
American Express Co.	2.550%	03/04/27	4,211,000	4,064,686
American Express Co.	5.532%	04/25/30	24,385,000	25,555,046
AON Corp.	3.750%	05/02/29	10,646,000	10,393,464
AON Corp.	2.800%	05/15/30	1,650,000	1,519,196
Bank of America Corp.	5.202%	04/25/29	32,890,000	33,816,498
Essex Portfolio, L.P.	3.000%	01/15/30	9,666,000	8,987,572
Essex Property Trust, Inc.	3.625%	05/01/27	2,298,000	2,260,090
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	24,200,000	25,716,849
Huntington Bancshares, Inc.	4.443%	08/04/28	6,655,000	6,666,919
Huntington Bancshares, Inc.	6.208%	08/21/29	2,830,000	2,993,623
Huntington Bancshares, Inc.	2.550%	02/04/30	10,628,000	9,594,549
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	6,660,000	6,697,174
KeyCorp, Series O	4.100%	04/30/28	3,810,000	3,751,576
KeyCorp	2.550%	10/01/29	9,755,000	8,840,394
Marsh & McLennan Cos., Inc.	4.375%	03/15/29	1,482,000	1,498,112
PNC Financial Services Group, Inc. (The) (a)	5.939%	08/18/34	12,605,000	13,586,988
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	6,850,000	6,651,617
PNC Financial Services Group, Inc. (The)	2.307%	04/23/32	3,000,000	2,615,262
Prologis, Inc.	3.875%	09/15/28	3,470,000	3,437,901
Prologis, Inc.	5.125%	01/15/34	10,060,000	10,402,583
Truist Financial Corp.	2.250%	03/11/30	22,716,000	20,021,023
Truist Financial Corp., Series G	6.123%	10/28/33	5,285,000	5,700,066
Truist Financial Corp. (a)	5.122%	01/26/34	12,305,000	12,439,188
U.S. Bancorp, Series Y	3.000%	07/30/29	22,755,000	21,373,215
U.S. Bancorp, Series BB (a)	4.967%	07/22/33	11,985,000	11,961,551
Wells Fargo & Co., Series M	4.100%	06/03/26	17,315,000	17,254,052
Wells Fargo & Co., Series O	4.300%	07/22/27	14,199,000	14,222,788
				324,991,264
Industrials - 15.2%
Air Products and Chemicals, Inc.	4.750%	02/08/31	18,690,000	19,337,507
Air Products and Chemicals, Inc.	4.850%	02/08/34	15,235,000	15,708,073
Becton Dickinson & Co.	3.700%	06/06/27	9,500,000	9,383,877
Becton Dickinson & Co.	2.823%	05/20/30	11,250,000	10,373,616

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 43.4% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 15.2% (Continued)
Cincinnati Children’s Hospital Medical Center, Series 2016Y	2.853%	11/15/26	$1,835,000	$1,782,939
Cisco Systems, Inc.	4.950%	02/26/31	3,230,000	3,376,037
Cisco Systems, Inc.	5.050%	02/26/34	19,625,000	20,595,676
Coca-Cola Co. (The)	4.650%	08/14/34	9,440,000	9,658,220
CVS Health Corp.	4.300%	03/25/28	20,133,000	20,071,364
CVS Health Corp.	3.750%	04/01/30	5,000,000	4,792,663
Dover Corp.	3.150%	11/15/25	4,302,000	4,239,399
Dover Corp.	2.950%	11/04/29	24,695,000	23,133,999
Duke Energy Corp.	2.450%	06/01/30	18,000,000	16,242,908
Enterprise Products Operating, LLC	4.150%	10/16/28	4,497,000	4,494,935
Home Depot, Inc. (The)	4.850%	06/25/31	4,430,000	4,591,002
Honeywell International, Inc.	5.000%	03/01/35	25,580,000	26,609,148
Johnson Controls International plc	3.900%	02/14/26	6,430,000	6,384,339
Lowes Cos., Inc.	4.500%	04/15/30	19,072,000	19,311,801
Parker-Hannifin Corp.	3.250%	03/01/27	9,710,000	9,505,304
Parker-Hannifin Corp.	4.250%	09/15/27	17,331,000	17,388,690
Roper Technologies, Inc.	2.950%	09/15/29	900,000	845,112
Verizon Communications, Inc.	4.329%	09/21/28	1,675,000	1,682,595
Verizon Communications, Inc.	4.016%	12/03/29	28,496,000	28,070,656
Xylem, Inc.	1.950%	01/30/28	5,250,000	4,873,494
				282,453,354
Utilities - 10.7%
Berkshire Hathaway, Inc.	3.700%	07/15/30	11,767,000	11,508,170
Duke Energy Corp.	2.650%	09/01/26	10,575,000	10,288,813
Eversource Energy, Series M	3.300%	01/15/28	9,140,000	8,821,184
Eversource Energy, Series O	4.250%	04/01/29	19,308,000	19,170,520
Eversource Energy, Series R	1.650%	08/15/30	232,000	198,358
Florida Power & Light Co.	5.100%	04/01/33	33,702,000	35,246,130
Georgia Power Co., Series 2019B	2.650%	09/15/29	28,141,000	26,270,787
Interstate Power & Light Co.	3.400%	08/15/25	2,525,000	2,500,961
Interstate Power & Light Co.	4.100%	09/26/28	20,965,000	20,849,559
Interstate Power & Light Co.	2.300%	06/01/30	7,310,000	6,524,397
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	660,000	645,498

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 43.4% (Continued)	Coupon	Maturity	Par Value	Value
Utilities - 10.7% (Continued)
National Rural Utilities Cooperative Finance Corp. (The)	3.700%	03/15/29	$5,558,000	$5,454,605
National Rural Utilities Cooperative Finance Corp. (The)	2.400%	03/15/30	12,595,000	11,431,847
Virginia Electric & Power Co., Series B	2.950%	11/15/26	695,000	679,460
Virginia Electric & Power Co., Series A	3.500%	03/15/27	4,777,000	4,717,740
Xcel Energy, Inc.	4.000%	06/15/28	19,857,000	19,606,834
Xcel Energy, Inc.	3.400%	06/01/30	15,365,000	14,574,692
				198,489,555

Total Corporate Bonds (Cost $828,774,901)				$805,934,173

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.6%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$7,222	$7,205
FHLMC, Series 4287, Class AB	2.000%	12/15/26	233,976	225,872
FHLMC, Pool #ZA-3721	3.000%	06/01/29	2,995,589	2,936,804
FHLMC, Pool #ZK-6713	3.000%	06/01/29	1,838,346	1,802,399
FHLMC, Pool #C0-1005	8.000%	06/01/30	432	468
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,019,073	1,940,345
FHLMC, Pool #G1-8642	3.500%	04/01/32	1,761,833	1,736,974
FHLMC, Pool #ZT-1964	3.500%	06/01/32	2,531,507	2,493,594
FHLMC, Pool #G1-8667	3.500%	11/01/32	1,099,247	1,083,389
FHLMC, Series 4151, Class PA	2.000%	01/15/33	1,194,508	1,136,763
FHLMC, Pool #78-0439 (H15T1Y + 222.3) (a)	7.098%	04/01/33	7,680	7,840
FHLMC, Pool #G0-8068	5.500%	07/01/35	480,726	501,323
FHLMC, Pool #G0-1880	5.000%	08/01/35	24,404	25,023
FHLMC, Pool #G0-6616	4.500%	12/01/35	218,138	219,898
FHLMC, Pool #G3-0933	4.000%	01/01/36	8,818,127	8,766,335
FHLMC, Series 3109, Class ZN	5.500%	02/15/36	500,956	517,867
FHLMC, Pool #G3-1087	4.000%	07/01/38	1,534,300	1,513,720
FHLMC, Series 4887, Class A	3.250%	09/15/38	460,271	442,671
FHLMC, Pool #SC-0066	4.500%	01/01/39	5,256,625	5,316,912
FHLMC, Series 4287, Class AB	3.500%	07/15/39	74,015	72,595

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.6% (Continued)
FHLMC, Pool #G0-1880	4.500%	10/01/39	$55,154	$55,625
FHLMC, Pool #A8-9335	5.000%	10/01/39	119,113	122,696
FHLMC, Series 3592, Class BZ	5.000%	10/15/39	324,542	332,648
FHLMC, Pool #SC-0047	3.000%	01/01/40	19,909,004	18,732,255
FHLMC, Series 3946, Class LN	3.500%	04/15/41	272,605	268,910
FHLMC, Series 4105, Class PJ	3.500%	06/15/41	266,125	262,717
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	61,385	62,537
FHLMC, Series 4087, Class PT	3.000%	07/15/42	319,152	308,029
FHLMC, Series 4180, Class ME	2.500%	10/15/42	710,595	677,096
FHLMC, Series 4161, Class QA	3.000%	02/15/43	79,734	76,215
FHLMC, Series 4471, GA	3.000%	02/15/44	8,911,022	8,567,177
FHLMC, Series 4517, Class PC	2.500%	05/15/44	513,318	492,783
FHLMC, Series 4689, Class DA	3.000%	07/15/44	443,876	435,139
FHLMC, Series 4831, Class BA	3.500%	10/15/44	217,563	215,775
FHLMC, Series 4567, Class LA	3.000%	08/15/45	100,851	96,301
FHLMC, Series 4582, Class PA	3.000%	11/15/45	1,435,596	1,360,353
FHLMC, Series 4709, Class EA	3.000%	01/15/46	712,072	688,715
FHLMC, Pool #SD-1069	3.500%	06/01/49	5,199,492	4,921,175
FHLMC, Series 4906, Class DE	2.500%	09/25/49	3,311,377	2,976,030
FHLMC, Pool #SD-0695	4.000%	12/01/49	451,281	440,849
FHLMC, Pool #SD-2170	3.000%	07/01/51	21,806,625	19,824,925
FHLMC, Pool #SD-7556	3.000%	08/01/52	41,730,868	37,885,982
FHLMC, Series 5301, Class ED	5.000%	04/01/53	10,664,520	10,660,459
				140,212,388
Federal National Mortgage Association - 14.6%
FNMA, Pool #AN9848	3.000%	01/01/30	51,850	50,784
FNMA, Pool #MA0384	5.000%	04/01/30	228,742	232,313
FNMA, Pool #AL6923	3.000%	05/01/30	3,341,040	3,273,934
FNMA, Pool #AS5794	3.000%	09/01/30	687,962	671,865
FNMA, Pool #AS6548, Series 2016	2.500%	01/01/31	1,537,178	1,484,248
FNMA, Pool #AL9309	3.500%	10/01/31	575,682	567,318
FNMA, Pool #MA1107	3.500%	07/01/32	232,938	229,059
FNMA, Pool #MA1237	3.000%	11/01/32	151,444	146,729
FNMA, Pool #725027	5.000%	11/01/33	109,797	112,281
FNMA, Pool #FM5394	3.000%	03/01/34	3,930,442	3,817,018

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 14.6% (Continued)
FNMA, Pool #FM3388	4.000%	03/01/34	$320,051	$318,195
FNMA, Pool #725704	6.000%	08/01/34	44,196	46,628
FNMA, Pool #FM5050	2.500%	02/01/35	836,567	811,729
FNMA, Pool #AL7077	4.000%	07/01/35	1,621,746	1,610,995
FNMA, Series 2005-64, Class PL	5.500%	07/25/35	17,693	18,194
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	59,440,000	43,898,504
FNMA, Pool #BM1971	3.500%	12/01/35	1,035,927	1,014,786
FNMA, Pool #888223	5.500%	01/01/36	152,545	158,901
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	155,942	153,739
FNMA, Pool #995112	5.500%	07/01/36	165,817	172,494
FNMA, Series 2014-20, Class AC	3.000%	08/25/36	46,104	45,599
FNMA, Pool #FM2293	4.000%	09/01/36	214,070	212,573
FNMA, Pool #MA2773	3.000%	10/01/36	3,747,236	3,577,953
FNMA, Pool #AL9623	4.000%	12/01/36	1,354,621	1,345,330
FNMA, Pool #889050	6.000%	05/01/37	88,184	93,606
FNMA, Pool #MA3186	4.000%	11/01/37	4,651,788	4,613,786
FNMA, Pool #MA3337	4.000%	04/01/38	1,728,444	1,702,827
FNMA, Pool #AA4392	4.000%	04/01/39	360,875	354,880
FNMA, Pool #FM9469	4.000%	08/01/39	5,399,590	5,338,132
FNMA, Pool #CB0114	2.500%	04/01/41	14,992,371	13,544,955
FNMA, Series 2011-53, Class DT	4.500%	06/25/41	84,881	85,795
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	14,307	14,600
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	420,562	397,694
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	84,211	82,133
FNMA, Series 2015-72, Class GB	2.500%	12/25/42	1,094,888	1,061,848
FNMA, Series 2013-75, Class EG	3.000%	02/25/43	208,297	199,656
FNMA, Series 2014-28, Class PA	3.500%	02/25/43	155,706	153,613
FNMA, Series 2013-83, Class MH	4.000%	08/25/43	117,036	115,317
FNMA, Pool #AU7025	3.000%	11/01/43	9,020,647	8,331,099
FNMA, Series 2014-4, Class PC	3.000%	02/25/44	712,093	689,186
FNMA, Series 2016-79, Class L	2.500%	10/25/44	859,254	820,713
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	1,438,353	1,362,713
FNMA, Series 2016-64, Class PG	3.000%	05/25/45	1,690,925	1,611,879
FNMA, Series 2016-40, Class PA	3.000%	07/25/45	93,555	89,117
FNMA, Series 4768, Class GA	3.500%	09/15/45	1,700,604	1,675,193

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 14.6% (Continued)
FNMA, Series 2016-49, Class PA	3.000%	09/25/45	$695,475	$664,000
FNMA, Series 2016-99, Class PH	3.000%	01/25/46	1,287,754	1,232,957
FNMA, Series 2016-02, Class PB	2.000%	02/25/46	172,198	161,289
FNMA, Series 2018-67, Class BA	4.500%	03/25/46	1,123,618	1,123,327
FNMA, Series 2018-25, Class P	3.500%	03/25/46	2,007,429	1,955,298
FNMA, Pool #BE5067	3.500%	11/01/46	12,076,649	11,463,108
FNMA, Pool #BM5003	4.000%	03/01/47	1,073,204	1,054,479
FNMA, Pool #FM-4929	3.500%	03/01/48	4,324,632	4,093,144
FNMA, Series 2022-25, Class KA	4.000%	09/25/48	7,774,872	7,680,076
FNMA, Series 2019-60, Class DA	2.500%	03/25/49	1,554,710	1,392,286
FNMA, Pool #BM5003	3.500%	08/01/49	359,950	340,979
FNMA, Series 2018-67, Class BA	2.500%	08/25/49	113,182	101,181
FNMA, Pool #FS4218	4.000%	10/01/49	8,908,593	8,767,352
FNMA, Pool #CA4860	3.000%	12/01/49	25,613,588	23,306,822
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	6,524,964	5,113,114
FNMA, Pool #FM9631	3.000%	11/01/51	7,442,763	6,766,228
FNMA, Pool #FS3678	3.000%	12/01/51	12,276,763	11,193,576
FNMA, Pool #CB3051	3.000%	03/01/52	6,990,362	6,373,240
FNMA, Pool #FS4520	3.000%	04/01/52	32,968,553	30,004,729
FNMA, Pool #FS4608	3.000%	05/01/52	9,254,826	8,433,268
FNMA, Pool #FS7972	3.000%	05/01/52	11,748,676	10,688,855
FNMA, Pool #FS2724	3.000%	07/01/52	14,444,009	13,109,838
FNMA, Pool #FS8070	3.000%	07/01/52	10,993,862	9,978,134
				271,307,191
Government National Mortgage Association - 1.0%
GNMA, Pool #004847M	4.000%	11/01/25	12,975	12,898
GNMA, Pool #780400X	7.000%	12/01/25	135	136
GNMA, Pool #780420X	7.500%	08/01/26	122	123
GNMA, Pool #002658M	6.500%	10/01/28	3,580	3,692
GNMA, Pool #002945M	7.500%	07/01/30	344	359
GNMA, Pool #004187M	5.500%	07/01/38	6,870	7,199

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 23.2% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 1.0% (Continued)
GNMA, Series 2021-175, Class DG	2.000%	10/20/51	$21,654,780	$18,842,723
				18,867,130

Total Collateralized Mortgage Obligations (Cost $435,647,090)				$430,386,709

MUNICIPAL BONDS - 1.5%	Coupon	Maturity	Par Value	Value
Hamilton County Ohio Health Care FACS Revenue, Series 2019	3.374%	06/01/34	$5,000,000	$4,534,024
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	410,000	411,536
Kansas Development Finance Authority Revenue, Series 2015 H	3.941%	04/15/26	4,000,000	3,992,698
Ohio University General Receipts, Series 2020	1.766%	12/01/26	2,000,000	1,904,357
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	4,635,000	4,475,319
Texas Natural Gas Securitization Finance Corp. Revenue, Series 2023 A-1	5.102%	04/01/35	9,700,402	10,054,694
University of Washington Revenue, Series 2009B	5.400%	06/01/36	3,000,000	3,109,276
Total Municipal Bonds (Cost $28,749,114)				$28,481,904

U.S. GOVERNMENT & AGENCIES - 3.0%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.6%
FNMA	3.320%	04/01/28	$9,260,000	$9,022,041
FNMA	3.740%	07/01/28	8,938,000	8,800,800
FNMA	3.650%	01/01/29	5,000,000	4,934,492
FNMA	3.150%	06/01/29	8,000,000	7,711,605
				30,468,938

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 3.0% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 1.4%
FHLMC	2.000%	05/01/42	$29,520,000	$25,689,334

Total U.S. Government & Agencies (Cost $57,215,425)				$56,158,272

U.S. TREASURY OBLIGATIONS - 27.6%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 15.9%
U.S. Treasury Bonds	4.250%	05/15/39	$71,000,000	$73,374,062
U.S. Treasury Bonds	2.250%	05/15/41	46,000,000	35,657,188
U.S. Treasury Bonds	2.375%	02/15/42	100,975,000	78,650,059
U.S. Treasury Bonds	2.500%	02/15/45	100,600,000	76,896,125
U.S. Treasury Bonds	2.500%	05/15/46	39,345,000	29,662,441
				294,239,875
U.S. Treasury Notes - 11.7%
U.S. Treasury Notes	3.500%	02/15/33	24,000,000	23,587,500
U.S. Treasury Notes	3.375%	05/15/33	92,530,000	89,985,425
U.S. Treasury Notes	3.875%	08/15/33	40,590,000	40,926,136
U.S. Treasury Notes	4.500%	11/15/33	12,000,000	12,675,000
U.S. Treasury Notes	4.000%	02/15/34	50,000,000	50,867,187
				218,041,248

Total U.S. Treasury Obligations (Cost $516,858,733)				$512,281,123

PREFERRED STOCKS - 0.5%	Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $8,697,107)	354,596	$9,240,772

JOHNSON INSTITUTIONAL CORE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.2%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (b) (Cost $4,342,135)	4,342,135	$4,342,135

Investments at Value - 99.4% (Cost $1,880,284,505)		$1,846,825,088

Other Assets in Excess of Liabilities - 0.6%		10,785,932

Net Assets - 100.0%		$1,857,611,020

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

H15T1Y	- U.S. Treasury yield curve rate for U.S. Treasury Note with a constant maturity of 1 year

plc	- Public Limited Company

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 47.7%	Coupon	Maturity	Par Value	Value
Finance - 21.0%
Allstate Corp. (The)	5.250%	03/30/33	$1,000,000	$1,042,765
American Express Co.	3.950%	08/01/25	750,000	746,921
American Express Co.	5.043%	07/26/28	4,000,000	4,088,272
AON Corp.	3.750%	05/02/29	615,000	600,411
Bank of America Corp.	5.202%	04/25/29	5,370,000	5,521,271
Bank of New York Mellon Corp. (The)	6.317%	10/25/29	1,153,000	1,240,182
Branch Banking & Trust Co.	3.625%	09/16/25	1,145,000	1,132,525
Essex Portfolio, L.P.	4.000%	03/01/29	1,716,000	1,685,283
Essex Portfolio, L.P.	3.000%	01/15/30	3,120,000	2,901,016
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	4,279,000	4,547,206
Huntington Bancshares, Inc.	4.000%	05/15/25	1,225,000	1,217,193
Huntington Bancshares, Inc.	6.208%	08/21/29	3,300,000	3,490,797
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	2,500,000	2,513,954
KeyCorp, Series O	4.150%	10/29/25	1,500,000	1,491,374
KeyCorp	2.550%	10/01/29	3,465,000	3,140,130
Morgan Stanley, Series F	3.700%	10/23/24	2,135,000	2,132,896
Morgan Stanley, Series I (SOFR + 166.9) (a)	4.679%	07/17/26	1,674,000	1,672,014
PNC Financial Services Group, Inc. (The) (SOFR + 173) (a)	6.615%	10/20/27	3,000,000	3,135,252
Prologis, Inc.	5.125%	01/15/34	3,100,000	3,205,567
Truist Financial Corp. (a)	7.161%	10/30/29	1,510,000	1,656,035
Truist Financial Corp.	2.250%	03/11/30	3,900,000	3,437,313
U.S. Bancorp, Series BB (a)	4.967%	07/22/33	6,225,000	6,212,821
Wells Fargo & Co., Series M	4.100%	06/03/26	2,050,000	2,042,784
Wells Fargo & Co., Series Q	3.196%	06/17/27	1,000,000	981,097
Wells Fargo & Co., Series O	4.300%	07/22/27	2,600,000	2,604,356
				62,439,435
Industrials - 17.7%
Air Products and Chemicals, Inc.	4.750%	02/08/31	4,200,000	4,345,507
Becton Dickinson & Co.	3.700%	06/06/27	4,000,000	3,951,106
Burlington Northern Santa Fe, LLC	3.650%	09/01/25	485,000	482,474
Cisco Systems, Inc.	4.850%	02/26/29	2,000,000	2,067,762
Coca-Cola Co. (The)	4.650%	08/14/34	3,115,000	3,187,008
CVS Health Corp.	4.300%	03/25/28	3,200,000	3,190,204
CVS Health Corp.	5.400%	06/01/29	1,300,000	1,348,651

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 47.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 17.7% (Continued)
Dover Corp.	3.150%	11/15/25	$2,650,000	$2,611,438
Dover Corp.	2.950%	11/04/29	1,995,000	1,868,894
Home Depot, Inc. (The)	2.950%	06/15/29	1,000,000	954,439
Honeywell International, Inc.	4.875%	09/01/29	5,200,000	5,389,399
Johnson Controls International plc	3.900%	02/14/26	2,282,000	2,265,795
Kroger Co. (The)	3.500%	02/01/26	2,100,000	2,075,524
Norfolk Southern Corp.	2.900%	06/15/26	4,690,000	4,594,439
Parker-Hannifin Corp.	4.250%	09/15/27	4,500,000	4,514,979
Starbucks Corp.	4.850%	02/08/27	2,500,000	2,540,020
Union Pacific Corp.	3.750%	07/15/25	535,000	532,137
Verizon Communications, Inc.	1.450%	03/20/26	2,935,000	2,815,627
Xylem, Inc.	3.250%	11/01/26	4,000,000	3,919,137
				52,654,540
Utilities - 9.0%
Duke Energy Corp.	2.650%	09/01/26	4,750,000	4,621,453
Eversource Energy, Series AA	4.750%	05/15/26	3,028,000	3,046,712
Eversource Energy, Series BB	5.125%	05/15/33	1,200,000	1,222,217
Florida Power & Light Co.	4.400%	05/15/28	1,315,000	1,330,166
Florida Power & Light Co.	5.100%	04/01/33	4,500,000	4,706,177
Interstate Power & Light Co.	3.400%	08/15/25	1,035,000	1,025,147
Interstate Power & Light Co.	4.100%	09/26/28	2,367,000	2,353,966
Interstate Power & Light Co.	2.300%	06/01/30	1,247,000	1,112,985
Virginia Electric & Power Co., Series 2015A	3.100%	05/15/25	394,000	390,243
Virginia Electric & Power Co., Series A	3.800%	04/01/28	2,250,000	2,228,715
Xcel Energy, Inc.	3.300%	06/01/25	4,050,000	4,006,904
Xcel Energy, Inc.	4.000%	06/15/28	500,000	493,701
Xcel Energy, Inc.	3.400%	06/01/30	290,000	275,084
				26,813,470

Total Corporate Bonds (Cost $140,286,118)				$141,907,445

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.9%
FHLMC, Series 2985, Class GE	5.500%	06/15/25	$3,398	$3,391

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 3.9% (Continued)
FHLMC, Pool #J1-2635	4.000%	07/01/25	$13,424	$13,354
FHLMC, Pool #G1-8642	3.500%	04/01/32	397,678	392,067
FHLMC, Series 4151, Class PA	2.000%	01/15/33	682,301	649,318
FHLMC, Pool #SB-0297	3.000%	03/01/35	1,603,884	1,552,260
FHLMC, Pool #G0-8068	5.500%	07/01/35	61,746	64,391
FHLMC, Pool #SC-0047	3.000%	01/01/40	2,644,534	2,488,226
FHLMC, Series 3946, Class LN	3.500%	04/15/41	155,337	153,232
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	11,708	11,927
FHLMC, Series 5189, Class PG	2.500%	09/25/51	2,538,581	2,349,919
FHLMC, Series 5301, Class ED	5.000%	04/01/53	3,897,333	3,895,849
				11,573,934
Federal National Mortgage Association - 2.8%
FNMA, Pool #MA0384	5.000%	04/01/30	48,283	49,037
FNMA, Pool #MA1237	3.000%	11/01/32	648,530	628,340
FNMA, Pool #FM5050	2.500%	02/01/35	1,572,495	1,525,807
FNMA, Series 2016-99, Class TA	3.500%	03/25/36	144,803	142,758
FNMA, Pool #FS0140	4.000%	11/01/37	2,937,601	2,917,189
FNMA, Pool #AA4392	4.000%	04/01/39	71,816	70,623
FNMA, Series 2011-52, Class PC	3.000%	03/25/41	177,852	174,250
FNMA, Pool #AJ7509 (RFUCCT1Y + 178) (a)	6.030%	12/01/41	14,307	14,600
FNMA, Series 2012-128, Class TP	2.000%	11/25/42	335,886	317,622
FNMA, Series 2015-37, Class BA	3.000%	08/25/44	523,391	501,342
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.850%	12/01/44	90,982	93,580
FNMA, Series 2016-39, Class LA	2.500%	03/25/45	407,081	385,673
FNMA, Pool #CA5539	3.000%	04/01/50	1,526,280	1,393,282
				8,214,103
Government National Mortgage Association - 0.8%
GNMA, Pool #MA7852M	2.000%	02/20/37	2,613,953	2,372,523

Total Collateralized Mortgage Obligations (Cost $23,044,047)				$22,160,560

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 1.7%	Coupon	Maturity	Par Value	Value
Kansas Development Finance Authority, Series 2015 H	4.091%	04/15/27	$3,000,000	$3,011,237
Pennsylvania State University, Series 2020 D	1.893%	09/01/26	2,000,000	1,931,098
Total Municipal Bonds (Cost $5,063,035)				$4,942,335

U.S. GOVERNMENT & AGENCIES - 5.3%	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 0.8%
FNMA	3.320%	04/01/28	$2,500,000	$2,435,756

Federal Home Loan Bank - 4.5%
FHLB	1.950%	09/10/25	4,000,000	3,911,067
FHLB	4.750%	12/10/32	9,000,000	9,406,186
				13,317,253

Total U.S. Government & Agencies (Cost $15,858,297)				$15,753,009

U.S. TREASURY OBLIGATIONS - 36.3%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 36.3%
U.S. Treasury Notes	3.750%	08/31/26	$1,000,000	$1,001,445
U.S. Treasury Notes	4.125%	10/31/27	2,250,000	2,285,859
U.S. Treasury Notes	1.375%	10/31/28	7,185,000	6,587,186
U.S. Treasury Notes	2.625%	02/15/29	15,000,000	14,422,266
U.S. Treasury Notes	4.625%	04/30/29	4,750,000	4,960,781
U.S. Treasury Notes	3.500%	01/31/30	14,250,000	14,180,977
U.S. Treasury Notes	1.500%	02/15/30	10,250,000	9,201,777
U.S. Treasury Notes	0.875%	11/15/30	17,400,000	14,810,391
U.S. Treasury Notes	1.375%	11/15/31	17,000,000	14,561,562
U.S. Treasury Notes	2.875%	05/15/32	17,150,000	16,217,469

JOHNSON INSTITUTIONAL INTERMEDIATE BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 36.3% (Continued)	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 36.3% (Continued)
U.S. Treasury Notes	4.000%	02/15/34	$9,750,000	$9,919,102
Total U.S. Treasury Obligations (Cost $106,304,374)				$108,148,815

PREFERRED STOCKS - 0.5%	Shares	Value
Financials - 0.5%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $1,446,031)	59,890	$1,560,733

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (b) (Cost $865,763)	865,763	$865,763

Investments at Value - 99.3% (Cost $292,867,665)		$295,338,660

Other Assets in Excess of Liabilities - 0.7%		2,210,401

Net Assets - 100.0%		$297,549,061

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	The rate shown is the 7-day effective yield as of September 30, 2024.

plc	- Public Limited Company

RFUCCT	- Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 59.5%	Coupon	Maturity	Par Value	Value
Finance - 27.0%
Allstate Corp.	0.750%	12/15/25	$3,000,000	$2,875,622
American Express Co.	1.650%	11/04/26	2,900,000	2,757,636
American Express Co.	2.550%	03/04/27	1,000,000	965,254
AON plc	3.875%	12/15/25	3,700,000	3,686,126
Bank of America Corp., Series L	3.875%	08/01/25	2,765,000	2,754,623
Bank of America Corp.	5.202%	04/25/29	2,100,000	2,159,156
Branch Banking & Trust Co.	3.625%	09/16/25	1,500,000	1,483,657
Essex Portfolio, L.P.	3.375%	04/15/26	3,773,000	3,711,810
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	3,565,000	3,788,453
Goldman Sachs Group, Inc. (The)	3.500%	01/23/25	3,705,000	3,687,810
Huntington Bancshares, Inc.	6.208%	08/21/29	3,525,000	3,728,806
JPMorgan Chase & Co.	3.540%	05/01/28	3,255,000	3,196,549
KeyCorp, Series O	4.150%	10/29/25	4,200,000	4,175,846
Marsh & McLennan Co., Inc.	3.500%	03/10/25	1,000,000	993,927
Morgan Stanley, Series F	4.000%	07/23/25	2,750,000	2,740,097
Morgan Stanley	3.591%	07/22/28	2,200,000	2,154,981
National Retail Properties, Inc.	4.000%	11/15/25	2,965,000	2,945,658
NNN REIT, Inc.	3.600%	12/15/26	760,000	750,302
PNC Financial Services Group, Inc. (The)	4.200%	11/01/25	2,385,000	2,375,258
PNC Financial Services Group, Inc. (The)	4.050%	07/26/28	2,640,000	2,621,904
Private Export Funding Corp., 144A	5.500%	03/14/25	2,000,000	2,007,367
Suntrust Bank, Inc.	4.000%	05/01/25	3,002,000	2,989,477
U.S. Bancorp, Series MTN	3.100%	04/27/26	5,040,000	4,948,755
Wells Fargo & Co., Series N	3.550%	09/29/25	600,000	594,990
Wells Fargo & Co., Series M	4.100%	06/03/26	3,215,000	3,203,683
				67,297,747
Industrials - 20.1%
Becton Dickinson & Co.	3.700%	06/06/27	2,000,000	1,975,553
Cisco Systems, Inc.	4.800%	02/26/27	4,025,000	4,113,846
CVS Health Corp.	3.875%	07/20/25	3,700,000	3,673,727
Dover Corp.	3.150%	11/15/25	4,548,000	4,481,819
Enterprise Products Operating, LLC	3.750%	02/15/25	1,500,000	1,493,535
Home Depot, Inc. (The)	5.150%	06/25/26	4,430,000	4,520,510
Johnson Controls International plc	3.900%	02/14/26	3,725,000	3,698,548
MPLX, L.P.	4.875%	12/01/24	2,800,000	2,796,760

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 59.5% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 20.1% (Continued)
Norfolk Southern Corp.	5.590%	05/17/25	$1,000,000	$1,003,936
Norfolk Southern Corp.	3.650%	08/01/25	2,755,000	2,734,029
Parker-Hannifin Corp.	3.250%	03/01/27	3,235,000	3,166,803
Parker-Hannifin Corp.	4.250%	09/15/27	640,000	642,131
Roper Technologies, Inc.	1.000%	09/15/25	3,845,000	3,723,319
Shell International	3.250%	05/11/25	3,115,000	3,093,880
Starbucks Corp.	4.850%	02/08/27	3,675,000	3,733,829
Verizon Communications, Inc.	1.450%	03/20/26	585,000	561,207
Verizon Communications, Inc.	2.100%	03/22/28	1,000,000	932,917
Xylem, Inc.	3.250%	11/01/26	2,406,000	2,357,361
Xylem, Inc.	1.950%	01/30/28	1,542,000	1,431,415
				50,135,125
Utilities - 12.4%
Duke Energy Corp.	0.900%	09/15/25	3,877,000	3,745,695
Emerson Electric Co.	2.000%	12/21/28	3,800,000	3,508,472
Eversource Energy, Series H	3.150%	01/15/25	1,900,000	1,888,283
Eversource Energy, Series U	1.400%	08/15/26	1,985,000	1,879,959
Florida Power & Light Co.	4.400%	05/15/28	4,390,000	4,440,631
Interstate Power & Light Co.	3.400%	08/15/25	4,472,000	4,429,425
National Rural Utilities Cooperative Finance Corp. (The)	2.850%	01/27/25	1,705,000	1,691,858
National Rural Utilities Cooperative Finance Corp. (The)	3.250%	11/01/25	2,000,000	1,977,976
Virginia Electric & Power Co., Series B	2.950%	11/15/26	2,805,000	2,742,282
Virginia Electric & Power Co., Series A	3.500%	03/15/27	1,000,000	987,595
Xcel Energy, Inc.	3.300%	06/01/25	3,720,000	3,680,416
				30,972,592

Total Corporate Bonds (Cost $148,110,972)				$148,405,464

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.0%
FHLMC, Series 2989, Class TG	5.000%	06/01/25	$3,987	$3,975
FHLMC, Pool #SB-0037	2.500%	12/01/27	252,291	247,568

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 4.0% (Continued)
FHLMC, Pool #G1-5973	3.000%	07/01/31	$609,691	$594,898
FHLMC, Pool #V6-1479, Series V6-1479	2.500%	01/01/32	2,255,551	2,167,602
FHLMC, Pool #G1-8642	3.500%	04/01/32	746,177	735,648
FHLMC, Pool #ZT-1964	3.500%	06/01/32	625,930	616,556
FHLMC, Pool #G1-6330	3.500%	08/01/32	614,527	607,018
FHLMC, Series 4980, Class DB	1.250%	10/25/34	1,920,721	1,754,796
FHLMC, Pool #ZS-9286	4.500%	04/01/35	628,328	634,834
FHLMC, Series 4125, Class KP	2.500%	05/15/41	346,654	331,861
FHLMC, Series 4009, Class PA	2.000%	06/15/41	51,989	50,081
FHLMC, Pool #2B-0350 (RFUCCT1Y + 186) (a)	6.610%	04/01/42	10,928	11,133
FHLMC, Series 5301, Class ED	5.000%	04/01/53	2,214,394	2,213,551
				9,969,521
Federal National Mortgage Association - 9.5%
FNMA, Series 2013-1, Class LA	1.250%	02/25/28	402,667	385,513
FNMA, Pool #AL9230	3.500%	12/01/29	276,037	273,163
FNMA, Pool #MA0384	5.000%	04/01/30	120,708	122,593
FNMA, Pool #MA4424	1.500%	09/01/31	4,580,984	4,275,712
FNMA, Pool #FM1926	3.000%	09/01/32	609,758	596,011
FNMA, Series 2013-3, Class DK	1.750%	02/25/33	422,562	397,651
FNMA, Pool #FM2287	4.500%	03/01/34	649,657	658,932
FNMA, Series 2020 B	4.500%	07/01/34	846,248	853,364
FNMA, Pool #FM2989	3.000%	09/01/34	633,610	616,439
FNMA, Pool #AL7077	4.000%	07/01/35	405,639	402,950
FNMA, Pool #FM4481	1.500%	10/01/35	4,496,931	4,040,384
FNMA, Pool #CA7891	1.500%	11/01/35	989,410	897,208
FNMA, Series 2020-044, Class TE	2.000%	12/25/35	1,303,210	1,222,101
FNMA, Pool #MA4330	2.500%	05/01/36	2,354,518	2,214,010
FNMA, Pool #FS6096	2.000%	03/01/37	3,171,149	2,925,551
FNMA, Series 2013-6, Class BC	1.500%	12/25/42	56,140	54,756
FNMA, Pool #AY0089 (RFUCCT1Y + 160) (a)	5.850%	12/01/44	88,579	91,108
FNMA, Pool #AL8183 (RFUCCT1Y + 160) (a)	7.359%	02/01/46	70,354	72,565
FNMA, Series 2020-95, Class GA	1.000%	01/25/51	4,487,343	3,516,387
				23,616,398

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 13.5% (Continued)	Coupon	Maturity	Par Value	Value
Government National Mortgage Association - 0.0% (b)
GNMA, Pool #726475X	4.000%	11/15/24	$576	$576

Total Collateralized Mortgage Obligations (Cost $35,198,006)				$33,586,495

MUNICIPAL BONDS - 3.0%	Coupon	Maturity	Par Value	Value
Allegheny County Pennsylvania, Series C-79	0.843%	11/01/24	$600,000	$597,919
Allegheny County Pennsylvania, Series C-79	0.973%	11/01/25	1,835,000	1,769,199
Commonwealth Financing Authority Pennsylvania Revenue, Series 2006-C	5.197%	06/01/26	705,000	712,872
Franklin County Ohio Convention Facilities Authority, Series 2020-B	1.255%	12/01/25	500,000	482,480
Pennsylvania State University, Series D	1.645%	09/01/25	2,000,000	1,956,436
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	1,460,000	1,477,899
Wisconsin State General Fund Annual Appropriation Revenue, Series 2023-A	4.330%	05/01/27	540,000	546,578
Total Municipal Bonds (Cost $7,655,582)				$7,543,383

U.S. GOVERNMENT & AGENCIES - 3.8%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 2.0%
FHLB	1.375%	08/26/26	$3,700,000	$3,528,918
FHLB	1.375%	09/29/26	1,585,000	1,509,765
				5,038,683
Federal National Mortgage Association - 1.8%
FNMA	5.200%	05/25/27	2,500,000	2,512,935

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. GOVERNMENT & AGENCIES - 3.8% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 1.8% (Continued)
FNMA	4.800%	05/08/29	$2,000,000	$1,998,190
				4,511,125

Total U.S. Government & Agencies (Cost $9,766,229)				$9,549,808

U.S. TREASURY OBLIGATIONS - 19.2%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes - 19.2%
U.S. Treasury Notes (a)	4.702%	04/30/26	$2,400,000	$2,396,397
U.S. Treasury Notes	1.625%	05/15/26	10,300,000	9,959,617
U.S. Treasury Notes	2.750%	07/31/27	7,310,000	7,147,238
U.S. Treasury Notes	2.750%	02/15/28	10,700,000	10,417,453
U.S. Treasury Notes	2.875%	05/15/28	10,420,000	10,170,897
U.S. Treasury Notes	3.125%	11/15/28	2,110,000	2,073,240
U.S. Treasury Notes	2.625%	02/15/29	4,000,000	3,845,937
U.S. Treasury Notes	2.375%	05/15/29	2,000,000	1,897,969
Total U.S. Treasury Obligations (Cost $47,014,123)				$47,908,748

JOHNSON INSTITUTIONAL SHORT DURATION BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.3%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (c) (Cost $872,166)	872,166	$872,166

Investments at Value - 99.3% (Cost $248,617,078)		$247,866,064

Other Assets in Excess of Liabilities - 0.7%		1,804,163

Net Assets - 100.0%		$249,670,227

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	Percentage rounds to less than 0.1%.

(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $2,007,367 as of September 30, 2024, representing 0.8% of net assets.

plc	- Public Limited Company

RFUCCT	-Refinitiv USD IBOR Cash Fallbacks

SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

CORPORATE BONDS - 57.7%	Coupon	Maturity	Par Value	Value
Finance - 24.0%
Allstate Corp. (The)	5.250%	03/30/33	$300,000	$312,829
American Express Co.	5.532%	04/25/30	605,000	634,029
Bank of America Corp.	5.202%	04/25/29	555,000	570,634
Essex Portfolio, L.P.	3.000%	01/15/30	670,000	622,975
Fifth Third Bancorp (SOFR + 234) (a)	6.339%	07/27/29	580,000	616,354
Huntington Bancshares, Inc.	4.443%	08/04/28	335,000	335,600
Huntington Bancshares, Inc.	2.550%	02/04/30	300,000	270,829
Iron Mountain, Inc., 144A	4.875%	09/15/27	195,000	193,520
JPMorgan Chase & Co. (SOFR + 379) (a)	4.493%	03/24/31	775,000	779,326
Keycorp (a)	6.401%	03/06/35	585,000	635,695
Morgan Stanley	3.591%	07/22/28	870,000	852,197
MSCI, Inc., 144A	4.000%	11/15/29	415,000	401,772
National Retail Properties, Inc.	4.300%	10/15/28	640,000	636,483
PNC Financial Services Group, Inc. (The)	3.450%	04/23/29	675,000	655,451
Prologis, Inc.	5.125%	01/15/34	485,000	501,516
SBA Communications Corp.	3.875%	02/15/27	160,000	155,887
Truist Financial Corp.	2.250%	03/11/30	815,000	718,310
U.S. Bancorp, Series BB (a)	4.967%	07/22/33	845,000	843,347
Wells Fargo & Co., Series O	4.300%	07/22/27	635,000	636,064
				10,372,818
Industrials - 23.5%
Ball Corp.	6.875%	03/15/28	365,000	377,450
Becton Dickinson & Co.	3.700%	06/06/27	220,000	217,311
Becton Dickinson & Co.	2.823%	05/20/30	230,000	212,083
Bellring Brands, Inc., 144A	7.000%	03/15/30	200,000	209,179
CCO Holdings, LLC/CCO Holdings Capital Corp., 144A	5.375%	06/01/29	220,000	211,906
Charles River Laboratories International, Inc., 144A	4.250%	05/01/28	230,000	223,498
CVS Health Corp.	4.300%	03/25/28	615,000	613,117
Dover Corp.	2.950%	11/04/29	545,000	510,550
Duke Energy Corp.	2.450%	06/01/30	670,000	604,597
Edgewell Personal Care Co., 144A	5.500%	06/01/28	200,000	198,749
HCA Healthcare, Inc.	5.600%	04/01/34	370,000	385,582
Hologic, Inc., 144A	3.250%	02/15/29	290,000	270,296

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 57.7% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 23.5% (Continued)
Honeywell International, Inc.	5.000%	03/01/35	$810,000	$842,588
Johnson Controls International plc	3.900%	02/14/26	550,000	546,094
Kroger Co. (The)	4.650%	09/15/29	500,000	502,837
Mattel, Inc., 144A	3.750%	04/01/29	365,000	349,321
Parker-Hannifin Corp.	3.250%	03/01/27	385,000	376,884
Rolls Royce Holdings plc, 144A	5.750%	10/15/27	400,000	412,350
Sealed Air Corp., 144A	6.500%	07/15/32	400,000	412,471
Starbucks Corp.	4.850%	02/08/27	390,000	396,243
T-Mobile U.S., Inc.	2.625%	02/15/29	375,000	349,539
TransDigm, Inc., 144A	6.375%	03/01/29	385,000	397,080
United Rentals North America, Inc.	4.875%	01/15/28	400,000	397,412
Verizon Communications, Inc.	1.450%	03/20/26	300,000	287,798
Xylem, Inc.	3.250%	11/01/26	620,000	607,466
Yum Brands, Inc., 144A	4.750%	01/15/30	230,000	227,211
				10,139,612
Utilities - 10.2%
Berkshire Hathaway, Inc.	3.250%	04/15/28	220,000	214,110
Eversource Energy, Series BB	5.125%	05/15/33	615,000	626,386
Florida Power & Light Co.	5.100%	04/01/33	775,000	810,508
Georgia Power Co., Series 2019B	2.650%	09/15/29	230,000	214,715
Interstate Power & Light Co.	4.100%	09/26/28	555,000	551,944
MPLX L.P.	5.500%	06/01/34	400,000	411,258
National Rural Utilities Cooperative Finance Corp. (The)	3.400%	02/07/28	790,000	772,641
Virginia Electric & Power Co., Series A	3.500%	03/15/27	215,000	212,333
Xcel Energy, Inc.	3.400%	06/01/30	650,000	616,567
				4,430,462

Total Corporate Bonds (Cost $24,520,814)				$24,942,892

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.3%
FHLMC, Pool #ZS-9278	4.000%	05/01/37	$306,633	$304,545
FHLMC, Series 4709, Class EA	3.000%	01/15/46	612,735	592,636

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

COLLATERALIZED MORTGAGE OBLIGATIONS - 21.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.3% (Continued)
FHLMC, Series 5220, Class KC	3.500%	01/25/46	$306,892	$297,970
FHLMC, Pool #SD-0695	4.000%	12/01/49	1,043,780	1,019,652
FHLMC, Series 5189, Class PG	2.500%	09/25/51	280,487	259,641
FHLMC, Pool #SD-0767	3.000%	11/01/51	412,148	374,969
FHLMC, Series 5301, Class ED	5.000%	04/01/53	310,015	309,897
				3,159,310
Federal National Mortgage Association - 12.6%
FNMA, Pool #MA1222	4.000%	10/01/32	277,716	276,791
FNMA, Pool #AL5491	4.000%	06/01/34	251,113	249,744
FNMA, Series 2022-25, Class KA	1.520%	08/21/35	1,000,000	738,535
FNMA, Pool #MA3071	4.000%	07/01/37	325,466	322,837
FNMA, Pool #FM9469	4.000%	08/01/39	195,127	192,906
FNMA, Pool #AU7025	3.000%	11/01/43	325,216	300,357
FNMA, Pool #MA2895	3.000%	02/01/47	398,266	364,548
FNMA, Pool #CA2479	4.500%	10/01/48	929,348	932,153
FNMA, Pool #FS4218	4.000%	10/01/49	901,928	887,629
FNMA, Pool #CB0734	3.000%	06/01/51	557,787	507,775
FNMA, Pool #FS4520	3.000%	04/01/52	409,958	373,103
FNMA, Pool #FS4608	3.000%	05/01/52	349,408	318,391
				5,464,769
Government National Mortgage Association- 1.3%
GNMA, Pool #MA7852M	2.000%	02/20/37	606,811	550,764

Total Collateralized Mortgage Obligations (Cost $9,074,956)				$9,174,843

U.S. GOVERNMENT & AGENCIES - 2.9%	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 2.9%
FHLMC (Cost $1,241,686)	2.000%	05/01/42	$1,420,000	$1,235,734

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

U.S. TREASURY OBLIGATIONS - 16.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds - 8.8%
U.S. Treasury Bonds	2.250%	05/15/41	$1,055,000	$817,790
U.S. Treasury Bonds	2.375%	02/15/42	1,310,000	1,020,367
U.S. Treasury Bonds	2.500%	02/15/45	1,200,000	917,250
U.S. Treasury Bonds	2.750%	08/15/47	300,000	234,094
U.S. Treasury Bonds	2.000%	02/15/50	260,000	169,447
U.S. Treasury Bonds	2.000%	08/15/51	1,025,000	660,164
				3,819,112
U.S. Treasury Notes - 8.0%
U.S. Treasury Notes (b)	1.625%	05/15/26	400,000	386,781
U.S. Treasury Notes	2.625%	02/15/29	190,000	182,682
U.S. Treasury Notes	3.500%	02/15/33	760,000	746,937
U.S. Treasury Notes	3.875%	08/15/33	1,350,000	1,361,180
U.S. Treasury Notes	3.875%	08/15/34	750,000	755,391
				3,432,971

Total U.S. Treasury Obligations (Cost $7,383,698)				$7,252,083

PREFERRED STOCKS - 0.4%	Shares	Value
Financials - 0.4%
Allstate Corp. (The), 5.10%, 01/15/53 (Cost $170,386)	6,500	$169,390

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Government Obligations Fund - Class Z, 4.78% (c) (Cost $277,135)	277,135	$277,135

Investments at Value - 99.6% (Cost $42,668,675)		$43,052,077

Other Assets in Excess of Liabilities - 0.4%		155,960

Net Assets - 100.0%		$43,208,037

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.

(b)	All or a portion of the security is segregated as collateral on futures contracts. Total fair value of collateral as of September 30, 2024 is $386,781.

(c)	The rate shown is the 7-day effective yield as of September 30, 2024.

144A	- Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $3,507,353 as of September 30, 2024, representing 8.1% of net assets.

plc	- Public Limited Company

SOFR	- Secured Overnight Financing Rate

JOHNSON CORE PLUS BOND FUND
SCHEDULE OF FUTURES CONTRACTS
September 30, 2024 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value at Purchase	Notional Value	Value/ Unrealized Depreciation
Treasury Futures
U.S. Treasury Long Bond Future	14	12/20/2024	$1,751,515	$1,738,625	$(12,890)
Ultra 10-Year U.S. Treasury Note Future	8	12/20/2024	947,142	946,375	(767)
Ultra U.S. Treasury Bond Future	6	12/20/2024	803,920	798,563	(5,357)
Total Futures Contracts			$3,502,577	$3,483,563	$(19,014)

The average monthly notional value of futures contracts during the nine months ended September 30, 2024 was $3,082,094.

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2024 (Unaudited)

MUNICIPAL BONDS - 98.5%	Coupon	Maturity	Par Value	Value
Anticipation Notes - City - 0.8%
Kirtland Ohio Bond Anticipation Notes Various Purpose, Series 2024	4.500%	04/17/25	$570,000	$575,659
Parma Ohio Anticipation Notes Capital Improvement, Series 2021 A	5.250%	07/31/25	400,000	405,633
Seven Hills Ohio Bond Anticipation Notes, Series 2024	4.375%	04/03/25	500,000	503,893
				1,485,185
General Obligation - City - 5.6%
Cincinnati Ohio GO Unlimited, Series 2017-A	4.000%	12/01/32	1,000,000	1,033,848
Columbus Ohio GO Unlimited, Series 2015-A	3.000%	07/01/27	2,565,000	2,566,222
Columbus Ohio GO Unlimited, Series 2022-A	5.000%	04/01/41	3,120,000	3,509,316
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/36	775,000	792,706
Copley Township Ohio Safety Facilities Improvement, Series 2023	4.000%	12/01/37	810,000	825,326
Lakewood Ohio GO Limited, Series A	4.000%	12/01/28	840,000	861,645
Strongsville Ohio GO Limited, Series 2016	4.000%	12/01/30	350,000	350,566
				9,939,629
General Obligation - County - 2.1%
Allegheny County Pennsylvania, Series C 80	5.000%	12/01/54	1,000,000	1,080,411
Lorain County Ohio GO Unlimited, Series 2017	4.000%	12/01/30	450,000	450,623
Lucas County Ohio GO Limited, Series 2017	4.000%	10/01/28	1,000,000	1,010,340
Lucas County Ohio GO Limited, Series 2018	4.000%	10/01/29	605,000	611,227
Summit County Ohio GO Limited, Series 2016	4.000%	12/01/31	500,000	500,734
				3,653,335
General Obligation - State - 1.8%
Pennsylvania GO Unlimited, Series 2018	4.000%	03/01/37	1,000,000	1,020,934
Washington GO Unlimited, Series 2022-A	5.000%	08/01/44	2,000,000	2,179,962
				3,200,896
Higher Education - 26.5%
Bowling Green State University Ohio Revenue, Series 2017-B	5.000%	06/01/30	750,000	791,732
Bowling Green State University Ohio Revenue, Series 2020-A	5.000%	06/01/37	1,000,000	1,102,475

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 26.5% (Continued)
Bowling Green State University Ohio Revenue, Series 2020-A	4.000%	06/01/45	$2,830,000	$2,842,937
Cuyahoga County Ohio Community College GO Unlimited, Series 2018	4.000%	12/01/33	1,275,000	1,298,258
Indiana Financial Authorities Educational Facilities Revenue, Series 2024	5.000%	02/01/28	500,000	533,667
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	4.000%	02/01/29	940,000	982,522
Indiana Financial Authorities Educational Facilities Revenue, Series 2021	5.000%	02/01/32	1,065,000	1,194,928
Kent State University Ohio Revenue, Series 2020-A	5.000%	05/01/45	950,000	1,018,505
Miami University Ohio General Receipts Revenue, Series 2017	5.000%	09/01/31	735,000	766,156
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/36	1,000,000	1,034,800
Miami University Ohio General Receipts Revenue, Series 2020-A	4.000%	09/01/45	3,110,000	3,136,993
Ohio Higher Education Facilities Revenue - Case Western Reserve University, Series 2021-A	4.000%	12/01/44	1,250,000	1,263,760
Ohio Higher Education Facilities Revenue - Denison University, Series 2017-A	5.000%	11/01/42	1,700,000	1,777,995
Ohio Higher Education Facilities Revenue - Denison University	5.000%	11/01/53	5,000,000	5,431,814
Ohio Higher Education Facilities Revenue - Kenyon College	4.000%	07/01/40	700,000	707,906
Ohio Higher Education Facilities Revenue - Oberlin College, Series A	5.250%	10/01/53	1,000,000	1,106,954
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	4.000%	12/01/33	620,000	631,956
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	02/01/35	1,350,000	1,476,747
Ohio Higher Education Facilities Revenue - University of Dayton	4.000%	02/01/36	1,050,000	1,076,370

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 26.5% (Continued)
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-A	5.000%	12/01/36	$2,010,000	$2,133,253
Ohio Higher Education Facilities Revenue - University of Dayton, Series 2018-B	5.000%	12/01/36	470,000	498,820
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/29	540,000	588,690
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/30	570,000	630,551
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	5.000%	05/01/32	630,000	693,791
Ohio Higher Education Facilities Revenue - Xavier University, Series 2015-C	5.000%	05/01/32	1,000,000	1,008,601
Ohio Higher Education Facilities Revenue - Xavier University	4.500%	05/01/36	1,000,000	1,016,420
Ohio Higher Education Facilities Revenue - Xavier University, Series 2020	4.000%	05/01/38	600,000	609,477
Ohio State University General Receipts, Series 2021-A	4.000%	12/01/48	2,270,000	2,287,149
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/28	410,000	411,719
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/29	435,000	449,282
University of Akron Ohio General Receipts Revenue, Series 2014-A	5.000%	01/01/29	650,000	650,847
University of Akron Ohio General Receipts Revenue, Series 2015-A	5.000%	01/01/30	720,000	722,946
University of Akron Ohio General Receipts Revenue, Series 2016-A	5.000%	01/01/33	1,000,000	1,030,024
University of Akron Ohio General Receipts Revenue, Series 2018-A	5.000%	01/01/34	400,000	427,623
University of Cincinnati General Receipts Revenue, Series C	5.000%	06/01/39	1,250,000	1,254,642
University of Cincinnati General Receipts Revenue, Series A	5.250%	06/01/54	1,000,000	1,107,344
University of North Dakota Certificate of Participation, Series 2021-A	4.000%	06/01/37	555,000	565,983

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
Higher Education - 26.5% (Continued)
University of Toledo Revenue, Series B	5.000%	06/01/27	$1,590,000	$1,680,994
University of Toledo Revenue, Series 2017-A	5.000%	06/01/34	1,000,000	1,047,268
				46,991,899
Hospital/Health Bonds - 8.2%
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/36	800,000	807,106
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2016-C	4.000%	11/01/40	1,340,000	1,342,518
Franklin County Ohio Hospital Revenue Nationwide Childrens, Series 2019-A	5.000%	11/01/48	3,100,000	3,584,283
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s, Series 2019-CC	5.000%	11/15/41	2,410,000	2,791,821
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children’s Hospital, Series 2019-CC	5.000%	11/15/49	1,300,000	1,511,577
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2017-A	4.000%	01/01/36	3,100,000	3,142,115
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, Series 2019-B	4.000%	01/01/42	1,320,000	1,326,259
				14,505,679
Housing - 8.3%
Colorado State Certificate of Participation, Series 2020-A	4.000%	12/15/39	2,000,000	2,035,210
FHLMC, Series M-053	2.550%	06/15/35	3,760,000	3,135,341
FHLMC Multifamily ML Certificates (Freddie Mac Guaranty Agreement), Series A-US	3.400%	01/25/36	1,828,458	1,806,080
Kentucky Certificates of Participation, Series 2018-A	4.000%	04/15/28	695,000	729,908
Kentucky Certificates of Participation, Series A	4.000%	04/15/31	500,000	518,004
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	05/01/34	2,340,000	2,669,589
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2019-C	3.875%	05/01/50	1,020,000	1,027,076

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
Housing - 8.3% (Continued)
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-C	3.500%	11/01/50	$1,820,000	$1,816,707
Missouri State Housing Development Commission Single Family Mortgage Revenue, Series 2020-A	3.500%	11/01/50	570,000	569,031
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2017-A	3.700%	03/01/32	520,000	520,162
				14,827,108
Other Revenue - 9.3%
Akron Ohio Income Tax Revenue, Series 2019	4.000%	12/01/31	870,000	901,104
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects	5.000%	02/15/42	500,000	560,541
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects	5.000%	02/15/43	710,000	792,129
American Municipal Power Ohio Incorporate Revenue - Hydroelectric Projects	5.000%	02/15/44	740,000	820,623
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	4.750%	11/01/30	500,000	514,464
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), Series D	5.000%	11/01/32	525,000	541,435
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, Series 2015	5.000%	06/01/30	655,000	663,400
Mobile Alabama Industrial Development Board Pollution Control Revenue, Series 2008-B	3.650%	07/15/34	1,000,000	1,000,671
Monroe County Georgia Development Authority Pollution Control Revenue, Series 2009	1.000%	07/01/49	1,000,000	941,848
Ohio Special Obligation Revenue, Series 2020-B	5.000%	04/01/39	1,000,000	1,101,696
Ohio Turnpike Revenue, Series 2021-A	5.000%	02/15/46	1,990,000	2,148,355
Port Greater Cincinnati Development Authority Ohio Tax Increment Revenue	5.000%	12/01/44	1,000,000	1,018,981

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
Other Revenue - 9.3% (Continued)
Riversouth Ohio Authority Revenue, Series 2016	4.000%	12/01/31	$700,000	$708,686
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/36	400,000	405,320
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/37	575,000	580,818
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/38	400,000	402,792
St. Xavier High School, Inc. Ohio Revenue, Series 2020-A	4.000%	04/01/39	400,000	401,376
Summit County Ohio Development Finance Authority, Series 2018	4.000%	12/01/28	435,000	439,475
Wise County Virginia Industrial Development Authority Solid Waste and Disposal Revenue - Virginia Electric and Power Co. Project, Series A	3.800%	11/01/40	2,500,000	2,558,957
				16,502,671
Revenue Bonds - Facility - 0.7%
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/30	600,000	673,772
Franklin County Convention Facilities Authority, Series 2019	5.000%	12/01/32	505,000	564,526
				1,238,298
Revenue Bonds - Water & Sewer - 5.6%
Ohio State Water Development Authority Revenue, Series 2021	5.000%	06/01/46	4,215,000	4,621,305
Ohio State Water Development Authority Revenue, Series 2021-A	4.000%	12/01/46	3,880,000	3,880,671
Ohio Water Development Authority Revenue Pollution Control, Series 2021-A	5.000%	12/01/40	1,000,000	1,126,578
St. Charles County Missouri Public Water Supply Dist. 2 Certificates of Participation, Series 2016-C	4.000%	12/01/31	400,000	404,458
				10,033,012
School District - 25.5%
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/29	675,000	676,089

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
School District - 25.5% (Continued)
Arcanum-Butler Ohio LSD GO, Series 2016	4.000%	12/01/30	$650,000	$651,001
Athens City School District, Series 2019-A	4.000%	12/01/33	750,000	782,325
Athens City School District, Series 2024	4.000%	12/01/53	1,595,000	1,584,955
Baytown Texas Certificates Obligation, Series 2022	4.250%	02/01/40	1,045,000	1,091,247
Bellbrook-Sugarcreek Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/31	325,000	328,775
Bellefontaine Ohio SCD GO Unlimited (National RE Insured), Series 2005	5.500%	12/01/26	615,000	634,874
Berea Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/31	500,000	508,405
Bexar Texas Refunding Limited, Series 2019	4.000%	06/15/37	1,360,000	1,385,481
Brecksville Ohio GO Limited, Series 2022	4.000%	12/01/51	1,885,000	1,886,704
Bullit Kentucky School District Finance Corp., Series 2023-A	4.000%	03/01/37	1,255,000	1,310,610
Chillicothe Ohio SD GO Unlimited (AGM Insured), Series 2016	4.000%	12/01/29	400,000	400,467
Cleveland Heights and University Heights Ohio CSD GO Unlimited, Series 2017	4.000%	12/01/32	1,000,000	1,030,002
Columbus Ohio CSD GO Unlimited, Series 2016-B	4.000%	12/01/29	400,000	407,370
Dexter Michigan CSD GO Unlimited, Series 2017	4.000%	05/01/31	670,000	690,773
Elyria Ohio SCD GO Unlimited (SDCP), Series A	4.000%	12/01/30	1,000,000	1,026,189
Fayette County Kentucky Board of Education, Series A	4.000%	04/01/49	1,000,000	980,354
Grandview Heights Ohio Municipal Facilities Construction and Improvement, Series 2023	4.000%	12/01/46	3,000,000	3,050,040
Green County Ohio Vocational SD GO Unlimited, Series 2019	4.000%	12/01/35	1,000,000	1,031,652
Hudson Ohio CSD GO Unlimited, Series 2018	4.000%	12/01/33	800,000	814,593
Johnstown-Monroe Ohio LSD GO Unlimited, Series 2016	4.000%	12/01/29	800,000	820,170
Kettering Ohio CSD GO Unlimited, Series 2016	4.000%	12/01/30	400,000	404,948

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
School District - 25.5% (Continued)
Kettering Ohio CSD GO Unlimited, Series 2007	5.250%	12/01/31	$500,000	$550,065
Kings LSD Ohio School Improvement	5.250%	12/01/54	2,590,000	2,838,699
Lakewood Ohio GO Limited, Series A	5.000%	12/01/36	500,000	521,815
Logan Hocking Ohio LSD Certificates of Participation, Series 2018	4.000%	12/01/32	420,000	424,320
Mario Ohio LSD School Improvement, Series 2024	4.000%	12/01/49	1,295,000	1,300,342
McCracken County Kentucky SD Finance Corp., Series 2022	5.000%	08/01/32	580,000	669,447
McCreary County Kentucky SD Finance Corp., Series 2022	4.000%	12/01/35	560,000	583,265
Menifee County Kentucky SD Financial Corp. Revenue, Series 2019	3.000%	08/01/27	615,000	613,462
Milford Ohio Exempt Village SD Go Unlimited (AGM Insured), Series 2007	5.500%	12/01/30	1,260,000	1,406,414
Olentangy LSD Ohio Go Unlimited, Series 2016	4.000%	12/01/31	1,000,000	1,018,966
Owen County Kentucky SD Revenue, Series 2017	4.000%	04/01/27	1,320,000	1,367,333
Owensboro Kentucky Independent SD School Building Revenue, Series 2024	4.000%	04/01/44	575,000	580,342
Palm Beach Florida SD Certificate of Participation, Series 2021-A	5.000%	08/01/39	1,000,000	1,108,490
Pickerington Ohio LSD Capital Appreciation Refunding, Series 2023	4.375%	12/01/49	1,000,000	1,025,875
Popular Bluff Missouri R-I School District Lease Certificates of Participation, Series 2023	5.000%	03/01/30	500,000	556,545
Powell County Kentucky SD Finance Corp. School Building Revenue, Series 2024	4.000%	02/01/45	855,000	860,356
Princeton Ohio CSD GO Unlimited (National RE Insured), Series 2006	5.250%	12/01/30	1,735,000	1,951,171
Pulaski County Kentucky SD Finance Corp. School Building Revenue, Series 2023	4.250%	06/01/40	1,000,000	1,042,736
Shaker Heights Ohio CSD Certificates Program	5.000%	12/15/49	875,000	951,319

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
School District - 25.5% (Continued)
Teays Valley Ohio LSD Refunding, Series 2016	4.000%	12/01/32	$580,000	$587,537
Toledo Ohio CSD GO Unlimited, Series 2015	5.000%	12/01/29	660,000	676,729
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/28	410,000	421,083
Trotwood-Madison Ohio CSD GO Unlimited (SDCP), Series 2016	4.000%	12/01/29	500,000	513,262
Upper Arlington Ohio Special Obligation Income Tax Revenue Community Center, Series 2023	4.000%	12/01/37	500,000	518,379
Wentzville R-IV SD Of Saint Charles County Missouri Certificates of Participation, Series 2016	4.000%	04/01/30	395,000	396,723
Westerville Ohio SCD Certificate of Participation, Series 2018	5.000%	12/01/32	555,000	592,132
Willoughby-Eastlake Ohio CSD Certificates of Participation (BAM Insured), Series 2017	4.000%	03/01/30	810,000	810,505
				45,384,336
State Agency - 4.1%
Kentucky Association of Counties Finance Corp. Revenue, Series 2018-E	4.000%	02/01/29	575,000	592,673
Kentucky Property and Buildings Commission Revenue, Series A	5.000%	08/01/29	600,000	609,585
Kentucky Property and Buildings Commission Revenue	5.000%	08/01/30	600,000	609,340
Ohio Higher Education, Series 2017-A	5.000%	05/01/31	850,000	860,207
Ohio Housing Finance Agency Residential Mortgage Revenue, Series 2021-A	3.000%	03/01/52	1,485,000	1,457,801
Ohio Infrastructure Improvement, Series 2021-A	5.000%	03/01/41	1,500,000	1,681,659
Pennsylvania State Refunding, Series 2017	4.000%	01/01/30	645,000	662,699

JOHNSON MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MUNICIPAL BONDS - 98.5% (Continued)	Coupon	Maturity	Par Value	Value
State Agency - 4.1% (Continued)
Washington Certificates of Participation, Series 2022-A	5.000%	01/01/41	$675,000	$753,176
				7,227,140

Total Municipal Bonds (Cost $183,043,814)				$174,989,188

MONEY MARKET FUNDS - 0.1%	Shares	Value
Federated Hermes Money Market Obligations Trust - Institutional, 3.23% (a) (Cost $181,162)	181,162	$181,162

Investments at Value - 98.6% (Cost $183,224,976)		$175,170,350

Other Assets in Excess of Liabilities - 1.4%		2,484,175

Net Assets - 100.0%		$177,654,525

(a)	The rate shown is the 7-day effective yield as of September 30, 2024.